Goodwill And Intangible Assets (Aggregate Future Amortization Expense For Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
2012	$ 56,232	$ 110,787
2013	102,908	100,398
2014	99,797	97,287
2015	99,390	97,287
2016	98,804	96,904
Thereafter	1,329,367	1,319,234
Intangible assets, net	$ 1,786,498	$ 1,821,897